Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of product	[1],[2]	$ 415,505	$ 953,792	$ 517,371
Operation and maintenance	[1],[2]	480,861	345,617	332,405
General and administrative	[1],[2]	63,166	51,077	48,701
Interest expense	[2],[3]	(181,796)	(140,291)	(107,565)
Affiliates [Member]
Cost of product	[4]	168,535	74,560	75,983
Operation and maintenance	[5]	115,948	82,249	82,133
General and administrative	[6]	48,819	42,411	41,176
Interest expense	[7],[8]	$ (6,746)	$ (224)	$ 7,747

[1]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $48.8 million, $42.4 million and $41.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[2]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[3]	Includes affiliate (as defined in Note 1) amounts of $(6.7) million, $(0.2) million and $7.7 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 3 and Note 13.
[4]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[5]	Represents expenses incurred on and subsequent to the date of the acquisition of Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[6]	Represents general and administrative expense incurred on and subsequent to the date of the acquisition of Partnership assets, as well as a management services fee for expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plan within this Note 6) and amounts charged by Anadarko under the omnibus agreement.
[7]	Includes amounts related to the APCWH Note Payable (see Note 13 and Note 15).
[8]	Includes amounts related to the Deferred purchase price obligation - Anadarko (see Note 3 and Note 13).